UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2959

DWS Tax Free Money Fund

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS Tax-Free Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 99.6%
Alabama 2.5%
Hoover, AL, Board of Education Capital Outlay Warrants, Series D-11, 144A, 3.56%*, 2/15/2027 (a)	4,425,000	4,425,000

Arizona 1.3%
Arizona, McAllister Academic Village LLC Revenue, Arizona State University Project, Series A, 3.49%*, 7/1/2045 (a)	400,000	400,000
Phoenix, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Centertree Apartments Project, Series A, AMT, 3.72%*, 10/15/2030	1,780,000	1,780,000

		2,180,000
Arkansas 1.4%
Pocahontas, AR, Industrial Development Revenue, MacLean Esna LP Project, AMT, 3.62%*, 5/1/2015, Northern Trust Co. (b)	2,500,000	2,500,000
Colorado 0.9%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.7%*, 12/1/2024 (a)	1,575,000	1,575,000
District of Columbia 3.5%
District of Columbia, Center for Internships & Academic Revenue, 3.68%*, 7/1/2036, Branch Banking & Trust (b)	1,700,000	1,700,000
District of Columbia, General Obligation:
Series B-33, 144A, 3.56%*, 6/1/2025 (a)	2,500,000	2,500,000
Series PT-2440, 144A, 3.72%*, 6/1/2024 (a)	1,880,000	1,880,000

		6,080,000
Florida 4.8%
Florida, Greater Orlando Aviation Authority, 3.6%, 3/8/2007	1,000,000	1,000,000
Florida, Municipal Securities Trust Certificates, Series 7007, AMT, 144A, 3.72%*, 3/1/2040 (a)	3,400,000	3,400,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 3.69%*, 9/1/2029, Bank of America NA (b)	2,590,000	2,590,000
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series B, 3.63%*, 10/1/2041 (a)	1,000,000	1,000,000
Sarasota County, FL, Health Facilities Authority Revenue, Health Care Facilities, Bay Village Project, 3.69%*, 12/1/2023, Bank of America NA (b)	320,000	320,000

		8,310,000
Georgia 3.2%
Atlanta, GA, Airport Revenue, Series C-1, 3.68%*, 1/1/2030 (a)	2,000,000	2,000,000
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp. Project, Series C, 3.63%*, 1/1/2018 (a)	1,100,000	1,100,000
Fulton County, GA, Development Authority Revenue, Mount Vernon Presbyterian School, 3.68%*, 8/1/2035, Branch Banking & Trust (b)	2,500,000	2,500,000

		5,600,000
Illinois 11.9%
Chicago, IL, De La Salle Institute Project Revenue, 3.56%*, 4/1/2027, Fifth Third Bank (b)	1,697,000	1,697,000
Chicago, IL, O'Hare International Airport Revenue, Pool Trust National, Series 1438, AMT, 144A, 3.8%*, 7/1/2026	700,000	700,000
Chicago, IL, Solar Eclipse Funding Trust, Series 2006-0003, 144A, 3.71%*, 1/1/2026 (a)	525,000	525,000
Des Plaines, IL, Industrial Development Revenue, MMP Properties LLC Project, AMT, 4.0%*, 10/1/2018, Bank One NA (b)	1,935,000	1,935,000
Illinois, Development Finance Authority Revenue, Fenwick High School Project, 3.58%*, 3/1/2032, JPMorgan Chase Bank (b)	1,100,000	1,100,000
Illinois, Development Finance Authority Revenue, Museum of Contemporary Art Project, 3.52%*, 2/1/2029, Bank One NA (b)	2,500,000	2,500,000
Illinois, Development Finance Authority Revenue, Regional Organization Bank of Illinois Project, 3.95%*, 12/1/2020, Bank One NA (b)	1,400,000	1,400,000
Illinois, Finance Authority Revenue, Series PA-1286, 144A, 3.72%*, 11/15/2023 (a)	3,515,000	3,515,000
Illinois, Sales Tax Revenue, Series R-4516, 144A, 3.7%*, 6/15/2023	4,455,000	4,455,000
Illinois, State General Obligation, 4.25%, 6/7/2007	2,000,000	2,003,332
Vernon Hills, IL, Industrial Development Revenue, Northwestern Tool & Die Project, AMT, 3.81%*, 4/1/2025, Harris Trust & Savings Bank (b)	845,000	845,000

		20,675,332

Indiana 6.5%
ABN AMRO, Munitops Certificates Trust, Series 2003-32, 144A, 3.68%*, 1/15/2012 (a)	4,000,000	4,000,000
Indiana, Health Facility Financing Authority Revenue, Clark Memorial Hospital, Series A, 3.73%*, 4/1/2024, Bank One NA (b)	2,000,000	2,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 3.58%*, 6/1/2022, LaSalle Bank NA (b)	1,000,000	1,000,000
Indiana, Transportation/Tolls Revenue, Series R-4528, 144A, 3.7%*, 6/1/2018 (a)	2,270,000	2,270,000
Indianapolis, IN, Local Public Import Bond Bank, Macon Trust, Series P, 144A, AMT, 3.73%*, 1/1/2030 (a)	1,000,000	1,000,000
Terre Haute, IN, Westminster Village Revenue, Series A, 3.68%*, 8/1/2036, Sovereign Bank FSB (b)	1,000,000	1,000,000

		11,270,000
Iowa 0.1%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health System, Series B, 3.53%*, 1/1/2028 (a)	100,000	100,000
Kentucky 4.5%
Kentucky, Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 3.73%*, 11/1/2030, Bank One Kentucky NA (b)	5,225,000	5,225,000
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 3.58%*, 7/1/2019, Bank One Kentucky NA (b)	1,695,000	1,695,000
Pendleton County, KY, Multi-County Lease Revenue, Kentucky Association Counties Leasing Program, 3.7%*, 3/1/2019, JPMorgan Chase Bank (b)	1,000,000	1,000,000

		7,920,000
Maryland 1.1%
Maryland, State Economic Development Corp. Revenue, YMCA Central Maryland Project, 3.68%*, 4/1/2031, Branch Banking & Trust (b)	1,900,000	1,900,000
Massachusetts 1.8%
Massachusetts, State Development Finance Agency Revenue, Buckingham Brown & Nichols, 3.67%*, 6/1/2036, JPMorgan Chase Bank (b)	1,000,000	1,000,000
Massachusetts, State Development Finance Agency Revenue, Governor Dummer Academy, 3.54%*, 8/1/2036, Citizens Bank of MA (b)	1,200,000	1,200,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 3.56%*, 9/1/2041, TD BankNorth NA (b)	1,000,000	1,000,000

		3,200,000
Michigan 4.0%
ABN AMRO Munitops Certificates Trust, Series 2005-3, 144A, 3.69%*, 7/1/2013 (a)	2,500,000	2,500,000
Holt, MI, General Obligation, Public Schools, 3.68%*, 5/1/2030	495,000	495,000
Michigan, Municipal Securities Trust Certificates, Series 9054, 144A, 3.59%*, 4/20/2011	3,945,000	3,945,000

		6,940,000
Minnesota 3.4%
Minnesota, General Obligation, Public Highway Improvements, Series R-4065, 144A, 3.7%*, 8/1/2023	3,845,000	3,845,000
Minnesota, Municipal Securities Trust Certificates, Minneapolis & St. Paul, "A", Series 2007-290, 144A, 3.61%*, 12/23/2014 (a)	2,000,000	2,000,000

		5,845,000
Missouri 0.8%
Kansas City, MO, Industrial Development Authority Revenue, KC Downtown Arena Project, Series C, 3.55%*, 4/1/2040 (a)	1,400,000	1,400,000
Nebraska 1.3%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, AMT, Series D, 3.58%*, 9/1/2034	2,272,500	2,272,500

New Hampshire 2.2%
New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of New Hampshire, Inc. Project, AMT, 3.72%*, 9/1/2012, Wachovia Bank NA (b)	3,900,000	3,900,000
New Jersey 0.4%
New Jersey, Economic Development Authority, Special Facility Revenue, Port Newark Container LLC, AMT, 3.55%*, 7/1/2030, Citibank NA (b)	700,000	700,000
New York 7.4%
Mineola, NY, Union Free School District, Tax Anticipation Notes, 4.5%, 6/29/2007	2,000,000	2,003,791
New York, Metropolitan Transportation Authority Revenue, Series 1040, 144A, 3.69%*, 11/15/2020 (a)	350,000	350,000
New York, State Power Authority, 3.62%, 3/2/2007	2,000,000	2,000,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 3.69%*, 3/15/2025 (a)	1,000,000	1,000,000
New York City, NY, Municipal Water Finance Authority, Series 5B, 3.7%, 3/1/2007	5,000,000	5,000,000
Seneca County, NY, Industrial Development Agency, Solid Waste Disposal Revenue, Macon Trust, Series W, 144A, AMT, 3.75%*, 10/1/2035	2,500,000	2,500,000

		12,853,791
North Carolina 1.9%
North Carolina, Capital Facilities Finance Agency Educational Revenue, Forsyth Country Day School, 3.68%*, 12/1/2031, Branch Banking & Trust (b)	2,340,000	2,340,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, First Mortgage-United Methodist, Series B, 3.68%*, 10/1/2035, Branch Banking & Trust (b)	1,000,000	1,000,000

		3,340,000
Ohio 3.6%
Cuyahoga County, OH, Industrial Development Revenue, King Nut Project, AMT, 3.77%*, 9/3/2026, National City Bank (b)	2,990,000	2,990,000
Montgomery County, OH, Catholic Health Revenue, Series B-1, 3.52%*, 4/1/2037	2,500,000	2,500,000
Ohio, State Higher Educational Facility Community Revenue, Pooled Program, Series B, 3.95%*, 9/1/2020, Fifth Third Bank (b)	850,000	850,000

		6,340,000
Oklahoma 0.6%
Oklahoma, State Industries Authority Revenue, Integris Baptist, Series B, 3.64%*, 8/15/2029 (a)	1,000,000	1,000,000
Pennsylvania 4.2%
Allegheny County, PA, Hospital Development Authority Revenue, Health Care Dialysis Clinic, 3.67%*, 12/1/2019, Bank of America NA (b)	2,300,000	2,300,000
Chester County, PA, Industrial Development Authority Revenue, Bentley Graphic, Inc. Project, AMT, 3.87%*, 12/1/2020, First Tennessee Bank (b)	445,000	445,000
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project, 3.66%*, 8/15/2041, Wachovia Bank NA (b)	1,150,000	1,150,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Children's Hospital Project, Series C, 3.7%*, 7/1/2031 (a)	900,000	900,000
Reset Option Certificates Trust, Series R-682, 144A, 3.7%*, 11/1/2031 (a)	2,600,000	2,600,000

		7,395,000
South Carolina 1.5%
Marlboro County, SC, Industrial Development Revenue, Reliance Trading Corp. Project, AMT, 3.73%*, 5/1/2017, LaSalle National Bank (b)	1,575,000	1,575,000
South Carolina, Jobs-Economic Development Authority, Industrial Revenue, Accutrex Products Precision, AMT, 3.77%*, 2/1/2026, PNC Bank NA (b)	1,105,000	1,105,000

		2,680,000
Tennessee 2.6%
Clarksville, TN, Public Building Authority Revenue, 3.65%*, 1/1/2033, Bank of America NA (b)	1,030,000	1,030,000

Nashville & Davidson County, TN, Metropolitan Government, Health & Educational Facilities Board Revenue, Jackson Grove Apartments, Series A, AMT, 3.73%*, 4/1/2036, Marshall & Ilsley (b)	1,500,000	1,500,000
Nashville & Davidson County, TN, Metropolitan Government, Industrial Development Board Revenue, Nashville Symphony Hall Project, 3.67%*, 12/1/2031, Bank of America NA (b)	1,000,000	1,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.71%*, 5/1/2016	1,000,000	1,000,000

		4,530,000
Texas 11.9%
Birdville, TX, Independent School District, Series 1703, 144A, 3.72%*, 2/15/2015	1,325,000	1,325,000
Harris County, TX, Hospital District Revenue, 3.67%, 3/14/2007	2,000,000	2,000,000
Houston, TX, Tax & Revenue Anticipation Notes, 4.5%, 6/29/2007	2,500,000	2,506,427
Plano, TX, Independent School District, Series PT-2428, 144A, 3.72%*, 2/15/2024	5,370,000	5,370,000
Tarrant County, TX, Health Facilities Development Corp. Revenue, Cumberland Rest, Inc. Project, 3.65%*, 8/15/2036, HSH Nordbank AG (b)	1,700,000	1,700,000
Texas, A & M University Revenues, Series 944, 144A, 3.72%*, 5/15/2013	1,790,000	1,790,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2007	2,500,000	2,511,369
Texas, State Turnpike Authority, Central Texas Turnpike Systems Revenue, Series 1408, 144A, 3.69%*, 8/15/2042 (a)	2,000,000	2,000,000
Texas, University of Texas Systems Revenue Financing, 3.6%, 3/6/2007	1,500,000	1,500,000

		20,702,796
Utah 4.8%
Davis County, UT, School District, Tax Anticipation Notes, 4.5%, 6/29/2007	2,000,000	2,004,753
Murray City, UT, Hospital Revenue, IHC Health Services, Inc., Series D, 3.63%*, 5/15/2036	1,400,000	1,400,000
Salt Lake City, UT, Tax & Revenue Anticipation Notes, 4.5%, 6/29/2007	5,000,000	5,013,157

		8,417,910
Vermont 0.3%
Vermont, State Student Assistance Corp., Student Loan Revenue, 3.66%*, 1/1/2008, State Street Bank & Trust Co. (b)	500,000	500,000
Virginia 0.7%
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster Cantenbury, Series B, 3.68%*, 1/1/2010, Branch Banking & Trust (b)	1,200,000	1,200,000
Washington 3.6%
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 3.59%*, 9/1/2035, US Bank NA (b)	1,655,000	1,655,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.74%*, 10/1/2041, Wells Fargo Bank NA (b)	1,525,000	1,525,000
Washington, State Housing Finance Commission, Nonprofit Housing Revenue, Mirabella Project, Series A, 3.65%*, 3/1/2036, HSH Nordbank AG (b)	1,000,000	1,000,000
Washington, State Housing Finance Commission, Nonprofit Revenue, Eastside Catholic School, Series A, 3.69%*, 7/1/2038, KeyBank NA (b)	2,000,000	2,000,000

		6,180,000
Wisconsin 0.6%
Pewaukee, WI, Industrial Development Revenue, Gunner Press & Finishing Project, AMT, 4.0%*, 9/1/2020, JPMorgan Chase Bank (b)	1,120,000	1,120,000
Puerto Rico 0.3%
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Certificates Macon Trust, Series R, 144A, 3.65%*, 7/1/2035 (a)	500,000	500,000

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $173,552,329)		99.6	173,552,329
Other Assets and Liabilities, Net		0.4	766,217

Net Assets		100.0	174,318,546

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2007.

(a)	Bond is insured by one of these companies:
		As a % of Total
	Insurance Coverage	Investment Portfolio
	Ambac Financial Group	6.8
	Financial Guaranty Insurance Company	5.5
	Financial Security Assurance, Inc.	7.8
	MBIA Corp.	5.2
(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Tax Free Money Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Tax Free Money Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 9, 2007